Subsidiary Preferred Shares - Disclosure of subsidiary preferred shares, minimum liquidation preference (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Minimum liquidation preference [Line Items]
Minimum liquidation preference	$ 158,189	$ 170,189
Entrega
Minimum liquidation preference [Line Items]
Minimum liquidation preference	2,216	2,216
Follica
Minimum liquidation preference [Line Items]
Minimum liquidation preference	6,405	6,405
Sonde
Minimum liquidation preference [Line Items]
Minimum liquidation preference	0	12,000
Vedanta Biosciences
Minimum liquidation preference [Line Items]
Minimum liquidation preference	$ 149,568	$ 149,568